Financial Information as per operating segments (Details 8) - CLP ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Assets		$ 3,595,078,979	$ 2,846,750,637
Chile Segment [Member]
Statement [Line Items]
Assets		1,705,948,397	1,586,202,143
International Business Segment [Member]
Statement [Line Items]
Assets		742,411,775	637,642,711
Wines Segment [Member]
Statement [Line Items]
Assets		443,365,402	442,524,176
Other Segments [Member]
Statement [Line Items]
Assets	[1]	$ 703,353,405	$ 180,381,607

[1]	Includes assets corresponding to the Corporate Support Units.